Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate

	Note	2018	2017
Available-for-sale (AFS)		84,675	88,170
Loans		42,653	39,368
Financial assets at fair value through profit or loss (FVTPL)		8,597	7,119
Total financial assets, excluding derivatives	23.1	135,925	134,658
Investments in real estate	23.2	2,700	2,147
Total investments for general account		138,625	136,804

Summary of Financial Assets Excluding Derivatives

	AFS		FVTPL		Loans		Total		Fair value
2018
Shares		478		1,682		-		2,161		2,161
Debt securities		77,340		3,913		-		81,253		81,253
Money market and other short-term investments		5,955		352		-		6,307		6,307
Mortgage loans		-		-		36,240		36,240		39,758
Private loans		-		-		4,103		4,103		4,494
Deposits with financial institutions		-		-		141		141		141
Policy loans		-		-		1,973		1,973		1,973
Other		902		2,649		196		3,747		3,747
At December 31, 2018		84,675		8,597		42,653		135,925		139,834

2017
Shares		490		1,062		-		1,551		1,551
Debt securities		80,200		4,144		-		84,344		84,344
Money market and other short-term investments		6,690		119		-		6,809		6,809
Mortgage loans		-		-		33,562		33,562		38,076
Private loans		-		-		3,642		3,642		4,181
Deposits with financial institutions		-		-		139		139		139
Policy loans		-		-		1,897		1,897		1,897
Other		791		1,795		127		2,713		2,713
At December 31, 2017		88,170		7,119		39,368		134,658		139,711

Summary of Movement on Loan Allowance Account

Movement on the loan allowance account during the year were as follows:

	2018	2017
At January 1	(165)	(137)
Addition charged to income statement	(35)	(50)
Reversal to income statement	3	13
Amounts written off	40	10
Net exchange differences	(1)	3
Other	20	(4)
At December 31	(138)	(165)

Summary of Investments in Real Estate

	2018	2017
At January 1	2,147	1,999
Additions	472	239
Subsequent expenditure capitalized	3	10
Transfers from other headings	-	1
Disposals	(209)	(202)
Fair value gains/(losses)	261	193
Net exchange differences	27	(89)
Other	(1)	(4)
At December 31	2,700	2,147